Accounts Receivable	12 Months Ended
Apr. 30, 2026
Credit Loss [Abstract]
Accounts Receivable

4. Accounts receivable

Accounts receivable consisted of the following:

	As of April 30,
	2025	2026
Accounts receivable	$370,968	$410,248
Allowance for expected credit losses	(25,217)	(25,614)
Accounts receivable, net	$345,751	$384,634

The movement of allowance for expected credit losses is as follows:

	For the year ended April 30,
	2025	2026
Balance at May 1	$20,494	$25,217
Provision for expected credit losses	4,528	653
Exchange rate differences	195	(256)
Balance at April 30	$25,217	$25,614